Other Current Assets - Summary of Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Miscellaneous current assets [abstract]
Development properties	¥ 16,167	$ 2,557	¥ 16,906
Quoted equity securities	606	96	6,258
Total	¥ 16,773	$ 2,653	¥ 23,164